Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components Loss Before Taxes

The components of loss before taxes for the years ended December 31, 2022, 2021 and 2020 consisted of the following:

	For the Year Ended December 31,
	2022	2021	2020
United Kingdom	$(620,591)	$(447,808)	$(83,049)
United States	(993,786)	(73,789)	(177,582)
Foreign Other	(300,409)	326,159	74,718
Loss from operations before taxes	$(1,914,786)	$(195,438)	$(185,913)

Schedule of Income Tax Benefit	The income tax benefit consists of the following:

	For the Year Ended December 31,
	2022	2021	2020
Current:
United Kingdom	$4,638	$(4,364)	$(1,041)
United States	3,004	(25,926)	(16,698)
Foreign Other	22,732	42,173	19,682
Total	30,374	11,883	1,943

Deferred:
United Kingdom	(25,416)	(90,345)	(3,664)
United States	(52,225)	4,468	(42,911)
Foreign Other	(5,235)	(11,116)	(14,567)
Total	(82,876)	(96,993)	(61,142)
Income tax benefit	$(52,502)	$(85,110)	$(59,199)

Schedule of Effective Income Tax Rate	The reconciliation of the statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Year Ended December 31,
	2022	2021	2020
United Kingdom corporate tax rate	19.0%	19.0%	19.0%
Changes in respect of prior periods	0.4%	8.2%	11.1%
Rate change	0.3%	1.8%	(5.7)%
Expenses not deductible for tax purposes	(0.4)%	(9.4)%	—
Impairment losses not deductible for tax purposes	(15.8)%	—	—
Gains and losses not subject to income tax	0.2%	0.6%	—
Foreign tax on capital gains	(0.4)%	—	—
Movement in deferred tax not recognized	(1.8)%	1.4%	(2.5)%
Tax losses not recognized	0.1%	—	0.5%
Foreign income taxed at different rates	1.1%	21.3%	6.8%
Other	—	0.6%	2.6%
Effective tax rate	2.7%	43.5%	31.8%

Schedule of Beginning and Ending of Gross Unrecognized Tax Positions

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions is as follows:

	For the Year Ended December 31,
	2022	2021	2020
Beginning unrecognized tax benefits	$16,744	$18,784	$24,593
Increases related to prior year tax positions	-	4,451	1,956
Decreases related to prior year tax positions	(66)	(3,912)	(8,034)
Increases related to current year tax provisions	562	589	286
Decreases related to current year tax positions	-	(1,013)	(17)
Decreases related to settlement with tax authorities	(471)	(2,155)	—
Closing unrecognized tax benefits	$16,769	$16,744	$18,784

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred tax were as follows:

	For the Year Ended December 31,
	2022	2021
Deferred tax assets:
Property and equipment	$3,607	$9,043
Intangible assets	127,556	50,634
Carry forward tax losses	146,358	129,994
Excess interest carry forward	101,547	77,049
Accrued and unpaid expenses	14,010	13,094
Financial instruments	10,465	14,943
Other	14,605	9,298
Total deferred tax assets	418,148	304,055
Valuation allowance	(92,019)	(51,976)
Net deferred tax assets	326,129	252,079
Deferred tax liabilities:
Property and equipment	(5,445)	(1,857)
Intangible assets	(319,167)	(287,278)
Other	(15,770)	(5,904)
Total deferred tax liabilities	(340,382)	(295,039)
Net deferred tax liabilities	$(14,253)	$(42,960)